UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 24,112,286	$ 24,112,286				$ 14,151,226				$ 24,112,286	$ 14,151,226
Distribution payable	(15,481,612)	(15,481,612)				(1,836,801)				(15,481,612)	(1,836,801)
Unallocated cash and U.S. Government securities	8,630,674	8,630,674				12,314,425				8,630,674	12,314,425
Reconciliation of Trust's Unallocated Reserve
Unallocated Reserve at the beginning of the period					$ 10,205,470					10,205,470
Net income		5,055,481	$ 11,964,245	$ 13,114,134	$ 3,361,707	4,414,967	$ 3,208,151	$ 2,420,246	$ (430,252)	33,495,567	9,613,112	$ 8,558,841
Distributions declared										(33,193,626)
Unallocated Reserve at the end of the period	$ 10,507,411	$ 10,507,411				$ 10,205,470				10,507,411	10,205,470
Payments of Dividends										$ 19,548,815	$ 7,216,006	$ 8,921,606
Distribution declared or paid (in dollars per unit)										$ 1.49	$ 0.55	$ 0.68
Distribution declared per unit	$ 1.18									$ 1.18	$ 0.14	$ 0.05